Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Disclosure of inventories [line items]
Total inventories	$ 1,824.6	$ 1,774.1
Materials and work in progress [member]
Disclosure of inventories [line items]
Total inventories	707.0	709.0
Finished products [member]
Disclosure of inventories [line items]
Total inventories	707.7	693.4
Parts, accessories and apparel [member]
Disclosure of inventories [line items]
Total inventories	$ 409.9	$ 371.7